S-K 1604(c) De-SPAC Dilution	Mar. 11, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 6.13	[1]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (3,300)	[1]
De-SPAC, Net Tangible Book Value, Adjusted	$ 204,302	[1]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	33,333,333	[1]
No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	20,000,000	[1]
No Redemption [Member] | Other Dilution Source [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	13,333,333	[1]
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 0.83	[2]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (3,300)	[2]
De-SPAC, Net Tangible Book Value, Adjusted	$ 12,665	[2]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	15,223,359	[2]
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	1,890,026	[2]
Redemption at 100 Percent of Maximum [Member] | Other Dilution Source [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	13,333,333	[2]
Redemption At 25 Percent [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 5.34	[3]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (3,300)	[3]
De-SPAC, Net Tangible Book Value, Adjusted	$ 151,393	[3]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	28,333,333	[3]
Redemption At 25 Percent [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	15,000,000	[3]
Redemption At 25 Percent [Member] | Other Dilution Source [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	13,333,333	[3]
Redemption At 50 Percent [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 4.22	[4]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (3,300)	[4]
De-SPAC, Net Tangible Book Value, Adjusted	$ 98,483	[4]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	23,333,333	[4]
Redemption At 50 Percent [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	10,000,000	[4]
Redemption At 50 Percent [Member] | Other Dilution Source [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	13,333,333	[4]
Redemption At 75 Percent [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 2.49	[5]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (3,300)	[5]
De-SPAC, Net Tangible Book Value, Adjusted	$ 45,574	[5]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	18,333,333	[5]
Redemption At 75 Percent [Member] | Shareholder Redemptions [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	5,000,000	[5]
Redemption At 75 Percent [Member] | Other Dilution Source [Member]
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	13,333,333	[5]
Transaction costs attributed to GigCapital7 [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (4,035)	[1]
Transaction costs attributed to GigCapital7 [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(4,035)	[2]
Transaction costs attributed to GigCapital7 [Member] | Redemption At 25 Percent [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(4,035)	[3]
Transaction costs attributed to GigCapital7 [Member] | Redemption At 50 Percent [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(4,035)	[4]
Transaction costs attributed to GigCapital7 [Member] | Redemption At 75 Percent [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	(4,035)	[5]
Funds released from trust [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	211,637	[1]
Funds released from trust [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	20,000	[2]
Funds released from trust [Member] | Redemption At 25 Percent [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	158,728	[3]
Funds released from trust [Member] | Redemption At 50 Percent [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	105,818	[4]
Funds released from trust [Member] | Redemption At 75 Percent [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 52,909	[5]

[1]	Assumes that no Public Shareholders exercise redemption rights with respect to their GigCapital7 Class A Ordinary Shares for a pro rata share of the funds in the Trust Account.
[2]	The maximum contractual redemptions scenario assumes that 18,109,974 Public Shares are redeemed for aggregate redemption payments of $191,637,391 million, assuming a $10.58187 per share redemption price. The Business Combination Agreement contains two conditions to the Closing which are that, after giving effect to the transactions contemplated hereby (including any as a result of any private placement equity financing of GigCapital7, although none is presently contemplated) (i) GigCapital7 shall have at least $5,000,001 of net tangible assets, and (ii) the Available Closing SPAC Cash shall not be less than $20,000,000. The “maximum contractual redemptions scenario” represents the maximum number of Public Shares that may be redeemed while satisfying the conditions mentioned above. The maximum contractual redemptions scenario assumes that 1,890,026 shares were not redeemed; therefore, leaving $20,000,009 in Available Closing SPAC Cash assuming a redemption price of approximately $10.58187 per share.
[3]	Assumes that 25% of maximum contractual redeemable shares, or 5,000,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $52,909,350 based on a redemption price of approximately $10.58187 per share.
[4]	Assumes that 50% of maximum contractual redeemable shares, or 10,000,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $105,818,700 based on a redemption price of approximately $10.58187 per share.
[5]	Assumes that 75% of maximum contractual redeemable shares, or 15,000,000 Public Shares, will be redeemed by Public Shareholders for an aggregate payment of approximately $158,728,050 based on a redemption price of approximately $10.58187 per share.